Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 6.1%
DSV A/S	99,221	$14,927,442

Banks — 9.5%
Danske Bank A/S	397,638	10,302,579
Jyske Bank A/S, Registered(a)	54,247	3,755,844
Ringkjoebing Landbobank A/S	28,689	3,981,517
Spar Nord Bank A/S	122,541	1,861,798
Sydbank A/S	77,846	3,421,367
		23,323,105
Beverages — 4.6%
Carlsberg A/S, Class B	61,054	7,574,623
Royal Unibrew A/S	56,562	3,654,246
		11,228,869
Biotechnology — 7.5%
Bavarian Nordic A/S(a)(b)	132,118	3,218,875
Genmab A/S(a)	35,320	11,108,678
Zealand Pharma A/S, Class A(a)	84,558	4,146,709
		18,474,262
Building Products — 1.5%
Rockwool A/S, Class B	13,785	3,727,118

Chemicals — 5.4%
Chr Hansen Holding A/S	76,422	6,119,741
Novozymes A/S, Class B	135,440	7,023,364
		13,143,105
Commercial Services & Supplies — 1.4%
ISS A/S	203,003	3,496,598

Construction & Engineering — 0.6%
Per Aarsleff Holding A/S	29,044	1,376,151

Electric Utilities — 2.0%
Orsted A/S(c)	104,655	4,927,971

Electrical Equipment — 7.6%
NKT A/S(a)	63,361	3,934,512
Vestas Wind Systems A/S(a)	534,366	14,775,557
		18,710,069
Food Products — 0.7%
Schouw & Co. A/S	21,616	1,691,066

Ground Transportation — 0.1%
NTG Nordic Transport Group A/S, Class A(a)(b)	9,600	391,083

Health Care Equipment & Supplies — 7.0%
Ambu A/S, Class B(a)(b)	257,957	3,510,265
Coloplast A/S, Class B	79,621	9,395,070
Demant A/S(a)	100,938	4,280,856
		17,186,191
Household Durables — 1.6%
GN Store Nord A/S(a)	164,408	3,869,214

Insurance — 4.6%
Alm Brand A/S	1,437,039	2,362,539
Topdanmark A/S	68,420	3,222,509
Tryg A/S	260,566	5,622,815
		11,207,863
IT Services — 1.0%
Netcompany Group A/S(a)(b)(c)	76,292	2,439,942

Life Sciences Tools & Services — 0.5%
Chemometec A/S(b)	26,553	1,330,302

Security	Shares	Value

Machinery — 1.5%
FLSmidth & Co. A/S	79,233	$3,279,705
Nilfisk Holding A/S(a)	21,614	345,165
		3,624,870
Marine Transportation — 5.6%
AP Moller - Maersk A/S, Class A	2,855	4,429,042
AP Moller - Maersk A/S, Class B, NVS	3,615	5,708,108
D/S Norden A/S	37,468	1,700,006
Dfds A/S	59,641	1,845,067
		13,682,223
Oil, Gas & Consumable Fuels — 0.7%
TORM PLC, Class A	57,553	1,637,853

Pharmaceuticals — 24.4%
ALK-Abello A/S(a)	223,227	3,093,117
H Lundbeck A/S	472,681	2,256,326
H Lundbeck A/S	67,526	291,281
Novo Nordisk A/S	530,664	54,215,083
		59,855,807
Software — 0.3%
cBrain A/S	18,649	670,935

Specialty Retail — 0.4%
Matas A/S	58,426	897,464

Textiles, Apparel & Luxury Goods — 3.3%
Pandora A/S	60,286	8,138,472

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(c)	95,873	1,696,503

Trading Companies & Distributors — 0.2%
Solar A/S, Class B	9,309	590,113

Total Long-Term Investments — 98.8%
(Cost: $228,137,807)		242,244,591

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	9,566,758	9,571,541
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	100,000	100,000

Total Short-Term Securities — 4.0%
(Cost: $9,670,124)		9,671,541

Total Investments — 102.8%
(Cost: $237,807,931)		251,916,132

Liabilities in Excess of Other Assets — (2.8)%		(6,764,784)

Net Assets — 100.0%		$245,151,348

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,769,188	$2,800,578	(a)	$—		$1,060	$715	$9,571,541	9,566,758	$12,104	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—		(30,000	)(a)	—	—	100,000	100,000	1,240		—
						$1,060	$715	$9,671,541		$13,344		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	114	12/15/23	$2,883	$75,942

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,911,468	$238,333,123	$—	$242,244,591

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,671,541	$—	$—	$9,671,541
	$13,583,009	$238,333,123	$—	$251,916,132
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$75,942	$—	$75,942

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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